SUPPLEMENT DATED JULY 23, 2008
TO

PROSPECTUSES DATED MAY 1, 2008
FOR SUN LIFE FINANCIAL MASTERS EXTRA, SUN LIFE FINANCIAL MASTERS CHOICE,
SUN LIFE FINANCIAL MASTERS FLEX, SUN LIFE FINANCIAL MASTERS ACCESS,
MFS REGATTA EXTRA, MFS REGATTA PLATINUM, AND MFS REGATTA GOLD

PROSPECTUSES DATED MAY 1, 2007
FOR MFS REGATTA CHOICE II AND MFS REGATTA FLEX II

PROSPECTUS DATED JULY 18, 2006
FOR MFS REGATTA CLASSIC

and
PROSPECTUSES DATED MAY 1, 2006
FOR SUN LIFE FINANCIAL MASTERS IV, SUN LIFE FINANCIAL MASTERS VII,
MFS REGATTA ACCESS, MFS REGATTA FLEX FOUR, AND MFS REGATTA CHOICE

ISSUED BY SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

Effective October 6, 2008, the name of MFS Research Portfolio will be changed to MFS Global Research Portfolio. Any reference in the prospectus to MFS Research Portfolio will be changed to MFS Global Research Portfolio on that date.

Please retain this supplement with your prospectus for future reference.

MFS Research Name Change 7/08